Partners' Equity:	6 Months Ended
Jun. 30, 2018
Partners' Equity
Partners' Equity:

9. Partners’ Equity:

Conversion of Sponsor’s Subordinated Units into Common Units:

On January 23, 2017 (the “Sponsor Subordinated Units Conversion Date”), upon payment by the Partnership to its common unitholders of the quarterly distribution in respect of the fourth quarter of 2016 and upon satisfaction of certain other conditions defined and set forth in the Partnership Agreement, the Partnership’s subordination period expired and, accordingly, the Sponsor’s 14,985,000 issued and outstanding subordinated units representing limited partner interests in the Partnership were converted into common units on a one-for-one basis (the “Sponsor Subordinated Units Conversion”). As per the Partnership Agreement, after the expiration of the subordination period, arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters no longer accrue and the subordinated units participate pro rata with other common units in distributions of available cash. No cash consideration was paid in connection with this conversion.

As of June 30, 2018, the Partnership had 35,490,000 common units, 15,595,000 of which are owned by the Sponsor,  3,000,000 Series A Preferred Units and 35,526 general partner units issued and outstanding.

Common and General Partner unit distribution provisions:

After the end of the subordination period, which expired December 31, 2016, the Partnership pays distributions in the following manner:

•     first, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until the distributed amount in respect of each common unit equals the minimum quarterly distribution; and

•   second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.

The percentage allocations of available cash from operating surplus among the common unitholders, the General Partner and the holders of the incentive distribution rights up to the various target distribution levels is illustrated below. The percentage interests shown for the common unitholders, the General Partner and the holders of the incentive distribution rights for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests shown for our General Partner include its 0.1% General Partner interest only and assume that our General Partner has contributed any capital necessary to maintain its 0.1% General Partner interest. Under the Partnership Agreement, the holder of the incentive distribution rights in the Partnership, which is currently the General Partner, has the right to receive an increasing percentage of cash distributions after the first target distribution level.

	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$0.365	99.9%	0.1%	0.0%
First Target Distribution	up to $0.420	99.9%	0.1%	0.0%
Second Target Distribution	above $0.420 up to $0.456	85.0%	0.1%	14.9%
Third Target Distribution	Above $0.456 up to $0.548	75.0%	0.1%	24.9%
Thereafter	above $0.548	50.0%	0.1%	49.9%

On April 12, 2018, following a strategic review of its financial profile and distribution policy, the Partnership’s Board of Directors approved a plan to reduce the common units’ quarterly distribution from $0.4225 per common unit to $0.25 per common unit, or from $1.69 to $1.00 on an annualized basis. The cash distribution at the reduced level was first applied to the first quarter of 2018 cash distribution.

As the quarterly distributions with respect to the first and second quarters of 2018 were below $0.365 per common unit, both the actual cash distributions made with regards to those quarters and the allocation of net income for the purposes of the earnings per common unit calculation were based on the limited partners’ and General Partner’s ownership percentage applying to the minimum quarterly distribution level, as per the above presented distribution waterfall.

Preferred Units distribution and redemption provisions:

Distributions on the Series A Preferred Units are cumulative from the date of original issue and are payable quarterly on February 12, May 12, August 12 and November 12, of each year, subject to the discretion of the Partnership’s Board of Directors. Distributions are payable out of amounts legally available at a distribution rate of 9.00% per annum of the stated liquidation preference.

Any time on or after August 12, 2020, the Series A Preferred Units may be redeemed, in whole or in part, at the issuer’s option, out of amounts legally available thereof, at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption.

The Series A Preferred Units represent perpetual equity interests in the Partnership, unlike the Partnership’s indebtedness, do not give rise to a claim for payment of a principal amount at a particular date. The Series A Preferred Units rank senior to the Partnership’s common units and to each other class or series of limited partner interests or other equity established after the original issue date of the Series A Preferred Units that is not expressly made senior to or on a parity with the Series A Preferred Units as to payment of distributions. The Series A Preferred Units rank junior to all of the Partnership’s indebtedness.

Common unit distributions:

On January 1, 2018, the Board of Directors declared a quarterly cash distribution, for the fourth quarter of 2017 of $0.4225 per common and general partner unit, or $15.0 million which, on January 18, 2018, was paid to all unitholders of record as of January 11, 2018.

On April 12, 2018, following a strategic review of its financial profile and distribution policy, the Partnership’s Board of Directors approved a plan to reduce the common units’ quarterly distribution from $0.4225 per common unit to $0.25 per common unit, or from $1.69 to $1.00 on an annualized basis. The first quarter common unit cash distribution at the reduced level amounted to $8.9 million and was paid on May 3, 2018, to all common unitholders of record as of April 26, 2018.

Preferred unit distributions:

On January 19, 2018, the Partnership’s Board of Directors further declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2017 to February 11, 2018. The cash distribution was paid on February 12, 2018, to all Series A preferred unitholders of record as of February 5, 2018.

On April 19, 2018, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from February 12, 2018 to May 11, 2018. The cash distribution was paid on May 14, 2018, to all Series A preferred unitholders of record as of May 5, 2018.

General Partner Distributions:

During the six months ended June 30, 2018 and 2017, the Partnership paid to its General Partner and holder of the incentive distribution rights in the Partnership an amount of $41 and $64, respectively.